Prepaid expenses	12 Months Ended
Dec. 31, 2024
Prepaid Expenses [Abstract]
Prepaid expenses	22. Prepaid expenses

	2024	2023
Prepaid financing expenses	2,312	4,006
Prepaid selling and marketing expenses	1,264	1,587
Prepaid insurance expenses	555	620
Other	5,271	10,715
Total	9,402	16,928